Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2017